Loans and borrowings	12 Months Ended
Dec. 31, 2023
Loans and Borrowings
Loans and borrowings

28.Loans and borrowings

	31 December	31 December
Long-term borrowings	2023	2022
Unsecured bank loans	25,494,990	25,793,259
Secured bank loans	3,950,491	3,775,341
Lease liabilities	1,655,783	3,595,270
Debt securities issued	26,845,384	28,021,429
	57,946,648	61,185,299

Short-term borrowings
Unsecured bank loans	19,569,422	21,207,113
Secured bank loans	773,762	1,393,368
Lease liabilities	771,805	1,438,923
Debt securities issued	5,022,572	3,512,682
	26,137,561	27,552,086

28.Loans and borrowings (continued)

The Company has used loans in accordance with the loan agreement previously signed with ING Bank N.V. and AB Svensk Export kredit under the Swedish Export Credit Organization (“EKN”) insurance on 18 December 2020. Under this agreement as of 31 December 2023, the Company has used loans of USD 4,819, USD 25,889 and USD 9,110 on 24 February 2023, 22 May 2023, and 7 September 2023, respectively, at a fixed annual interest rate of 1.53%.

The Company has used loans in accordance with the loan agreement previously signed with China Development Bank on August 7, 2020, and extended on August 7, 2023. As of December 31, 2023, under this agreement, the Company has used EUR 28,900, EUR 36,603, EUR 26,854, and EUR 40,675 loans on February 8, 2023, May 29, 2023, June 21, 2023, October 25, 2023, respectively, with an interest rate of 6M Euribor+2.29%, and CNY 42,073, CNY 47,600, and CNY 36,000 loans on September 6, 2023, November 28, 2023 and December 27, 2023, respectively, with an annual interest rate of 5.15%. As of 31 December 2023, the outstanding credit limit is EUR 102,000.

The Company obtained approval from the Capital Markets Board of Türkiye (the CMB) on 28 April 2023 for issuance of debt securities up to TL 8,000,000. The Company has issued debt securities on 8 May 2023, 1 August 2023, 9 August 2023, and 11 August 2023, respectively, amounting TL 330,000, TL 500,000, TL 530,000 and TL 700,000 with the maturity of 9 August 2023, 31 January 2024, 8 February 2024, and 9 February 2024. As of 31 December 2023, the outstanding credit limit is TL 5,939,680.

The Company has used a loan in accordance with the loan agreement with the Bank of China (“BOC”) on August 11, 2023. As of December 31, 2023, under this agreement, the Company has used EUR 9,838, EUR 7,550, and EUR 6,498 loans on August 25, 2023, October 27, 2023, and December 21, 2023, respectively, with an interest rate of 3M Euribor+2.50%. As of 31 December 2023, the outstanding credit limit is EUR 6,100.

Turkcell Ödeme has issued sukuk, each with a maturity of between 3 and 4 months, for a total amount of TL 1,680,000 on various dates between February 2023 and December 2023. As of 31 December 2023, the outstanding credit limit is TL 500,000.

Turkcell Superonline obtained approval from the CMB on 25 August 2022, for the issuance of sukuk up to TL 1,000,000, in addition to the TL 400,000 issued in 2022, through Halk Varlık Kiralama. On various dates between January 2023 to May 2023, a total of TL 600,000 worth of sukuk were issued, each with a maturity of 3 months. All of these issued sukuk have been repaid as of 30 September 2023.

In addition, Turkcell Superonline obtained approval from the CMB on 21 June 2023, for the issuance of sukuk up to TL 1,000,000. Within the scope of the said approval, a total of TL 1,000,000 worth of sukuk, each with a maturity of 3 to 4 months, were issued through Halk Varlık Kiralama on various dates between July 2023 to December 2023. Finally, on 21 December 2023, Turkcell Superonline obtained approval from the CMB, for the issuance of sukuk up to TL 3,000,000. Sukuk has to be issued within a year, otherwise it will expire. As of 31 December 2023, the outstanding credit limit is for this approved transaction is TL 3,000,000.

Turkcell Finansman A.S issued a total of TL 925,000 corporate bonds, with maturities between 91 and 182 days on various dates between March and December. As of 31 December 2023, TL 825,000 issuance limit remained from the TL 1,000,000 limit in December.

28.Loans and borrowings (continued)

Terms and conditions of outstanding loans are as follows:

			31 December 2023			31 December 2022
		Interest	Payment	Nominal	Carrying	Payment	Nominal	Carrying
	Currency	rate type	period	interest rate	amount	period	interest rate	amount
Unsecured Bank Loans	EUR	Floating	2024-2028	Euribor+2.0%-Euribor+4.0%	25,815,920	2023-2028	Euribor+2.0%-Euribor+2.3%	22,530,691
Unsecured Bank Loans	TL	Fixed	2024-2025	11.5%-58.9%	11,942,103	2023	12.4%-38.0%	12,822,981
Unsecured Bank Loans	USD	Floating	2024-2028	Sofr 2.2%	4,483,145	2023-2026	Libor+1.7%-Libor+2.2%	6,561,767
Unsecured Bank Loans	UAH	Fixed	-	-	-	2023-2024	10.0%-21.0%	2,354,892
Unsecured Bank Loans	CNY	Fixed	2024-2028	5.2%-5.5%	2,261,585	2023-2028	3.7%-5.5%	2,446,988
Unsecured Bank Loans	EUR	Fixed	2024	6.0%	345,431	-	-	-
Unsecured Bank Loans	USD	Fixed	2024-2026	2.6%	200,371	2023-2026	2.6%	283,053
Unsecured Bank Loans	BYR	Fixed	2024	14.0%	15,857	-	-	-
Secured bank loans	USD	Fixed	2024-2033	1.5%-3.8%	3,872,474	2023-2032	1.5%-3.8%	3,491,611
Secured bank loans	USD	Floating	2024-2028	Sofr+0.6% & Libor+1.6%	851,779	2023-2028	Libor+0.6% - Libor+1.6%	1,075,688
Secured bank loans	UAH	Fixed	-	-	-	2023	16.4%-19.5%	601,410
Debt securities issued	USD	Fixed	2024-2028	5.8%	28,430,710	2023-2028	5.8%	29,680,889
Debt securities issued	TL	Fixed	2024	29.5%-45.0%	3,437,246	2023	20.3%-25.5%	1,853,222
Lease liabilities	TL	Fixed	2024-2057	9.8%-45.0%	1,569,795	2023-2048	9.8%-45.0%	1,989,791
Lease liabilities	UAH	Fixed	-	-	-	2023-2071	7.6%-47.7%	1,892,521
Lease liabilities	EUR	Fixed	2024-2034	1.0%-11.0%	407,907	2023-2034	1.0%-10.3%	510,252
Lease liabilities	BYN	Fixed	2024-2037	10.8%-20.0%	415,560	2023-2037	11.5%-20.0%	509,575
Lease liabilities	USD	Fixed	2024-2052	3.9%-11.6%	34,326	2023-2052	3.9%-11.5%	132,054

					84,084,209			88,737,385